Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 3. Related Parties

Due to Emax Media, Inc. and Affiliates

During 2012 and the nine months ended September 30, 2013, the Company received proceeds of $216,356 and $3,000, respectively, from third parties for the purchase of the Company’s common stock held by the Emax Media, Inc. and its affiliates. During nine months ended September 30, 2013 and the year ended December 31, 2012, Emax Media, Inc. and Affiliates advanced $1,640 and $4,332, respectively, to the Company for working capital purposes. In September 2013, the Company entered into a settlement agreement with Emax Media, Inc. and its affiliates resulting in the forgiveness of these amounts. The settlement agreement provided for the return of common stock in addition to forgiveness of the advanced amounts, resulting in a net loss on settlement of $1,939,281.

Advances from the Related Parties for New Beginnings Concert 2012

During 2012, the 33% member in New Beginnings paid $119,301 directly to vendors of the Company related to the production of the December 2012 concert event. The Company also agreed to issue 30,000,000 shares of common stock with a grant date fair value of $345,000 to an officer of the 33% member in New Beginnings. In December 2012, an officer of the 33% member advanced $30,000 to the Company related to the December 2012 concert. During the nine months ended September 30, 2013, the Company repaid $50,000. These amounts, totaling $444,301 and $494,301 as of September 30, 2013, and December 31, 2012, respectively, are non-interest bearing, due on demand and presented as Due to Related Parties on the accompanying condensed consolidated balance sheets.

Settlement with Prior Management and Emax Media, Inc. and Affiliates

In August 2013, the Company entered into agreements with former officers of the Company resulting in the return and cancellation of 175,000,000 shares of common stock.

In September 2013, the Company entered into an additional settlement agreement with Emax Media, Inc. and Affiliates to settle all amounts owed to and from the Company by Emax Media, Inc. and Affiliates. The agreement relieves the Company and Emax Media, Inc. of any future obligations related to amounts reflected on the accompanying condensed consolidated balance sheets as Due to Emax Media, Inc. and Affiliates, and Due from Emax Media, Inc. and Affiliates (Contra-Equity). The agreement relieved the Company of its obligation to repay $224,203 reflected on the accompanying condensed consolidated balance sheet as of December 31, 2012 as Due to Emax Media, Inc. and Affiliates. The agreement also provided for the return and cancellation of additional shares of common stock, as well as the cancellation of shares of common stock previously returned to the Company in exchange for preferred stock. In total 674,007,878 common shares were returned for cancellation to settle Due from Emax and Affiliates contra equity resulting in a loss on settlement of $1,939,281.

Note 3. Related Party Transactions

Due to Emax Media, Inc. and Affiliates

During the year ended December 31, 2012, the Company received proceeds of $216,356 from third parties for the purchase of the Company’s common stock held by Emax Media, Inc. and its affiliates. During the years ended December 31, 2012 and 2011, Emax Media, Inc. and Affiliates advanced $4,332 and $3,515, respectively, to the Company for working capital purposes. Amounts due to Emax Media, Inc. and Affiliates totaled $224,203 and $3,515 as of December 31, 2012 and 2011, respectively, are non-interest bearing and due on demand. These amounts were settled in September 2013. See Note 8.

Advances from the Related Parties for New Beginnings Concert 2012

The 33% member in New Beginnings paid $119,301 directly to vendors of the Company related to the production of the December 2012 concert event. The Company also agreed to issue 30,000,000 shares of common stock with a grant date fair value of $345,000 to an officer of the 33% member in New Beginnings. An officer of the 33% member advanced $30,000 in cash. These amounts totaled $494,301 as of December 31, 2012, are non-interest bearing, due on demand and presented as Due to Related Parties on the accompanying consolidated balance sheets.

Settlement of Consulting Fees by Emax and Affiliates

In December 2012, Emax Media, Inc. transferred 30,000,000 shares to an officer of the 33% member in New Beginnings as consideration for consulting services provided related to the December 2012 concert event. The grant date fair value of the shares of $147,000 was recorded as compensation expense in 2012.

Production Expenses Paid to Non-Controlling Member in Subsidiary

During the year ended December 31, 2012, the Company paid production expenses totaling $125,000 to the 33% member in New Beginnings. These expenses are included in concert production expense on the accompanying consolidated statements of operations.